Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0000863110
Document Type	11-K/A
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Entity Registrant Name	ARTESIAN RESOURCES CORPORATION
Amendment Description	This Amendment No. 1 on Form 11-K/A (the “Form 11-K/A”) is being filed by the Artesian 401(k) Retirement Plan to amend its Annual Report on Form 11-K for the fiscal year ended December 31, 2025, as originally filed with the U.S. Securities and Exchange Commission (“SEC”) on June 25, 2026 (the “Form 11-K”). This Form 11-K/A is being filed for the sole purpose of updating the Report of Independent Registered Public Accounting Firm (“Report”). The Report included in the original filing inadvertently referenced auditing standards generally accepted in the United States of America ("GAAS") instead of the standards of the Public Company Accounting Oversight Board (United States) ("PCAOB"), as required for Form 11-K filings with the SEC. The Consent of Independent Registered Public Accounting Firm (Exhibit 23.1) was also updated to reflect the filing type as Form 11-K/A and the office of such firm. No other changes have been made to the financial plan statements, exhibits, supplemental schedules or other information previously filed on the Form 11-K.
Amendment Flag	true
EBP 003 [Member]
Document Information Line Items
Document Type	11-K/A
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Amendment Description	This Amendment No. 1 on Form 11-K/A (the “Form 11-K/A”) is being filed by the Artesian 401(k) Retirement Plan to amend its Annual Report on Form 11-K for the fiscal year ended December 31, 2025, as originally filed with the U.S. Securities and Exchange Commission (“SEC”) on June 25, 2026 (the “Form 11-K”). This Form 11-K/A is being filed for the sole purpose of updating the Report of Independent Registered Public Accounting Firm (“Report”). The Report included in the original filing inadvertently referenced auditing standards generally accepted in the United States of America ("GAAS") instead of the standards of the Public Company Accounting Oversight Board (United States) ("PCAOB"), as required for Form 11-K filings with the SEC. The Consent of Independent Registered Public Accounting Firm (Exhibit 23.1) was also updated to reflect the filing type as Form 11-K/A and the office of such firm. No other changes have been made to the financial plan statements, exhibits, supplemental schedules or other information previously filed on the Form 11-K.
Amendment Flag	true